As filed with the Securities and Exchange Commission on April 2, 2024

1933 Act Registration File No. 333-253997

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

 Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		☒
Pre-Effective Amendment No.	2	☒
Post-Effective Amendment No.		☐

NEOS ETF TRUST

(Exact Name of Registrant as Specified in Charter)

13 Riverside Avenue

Westport, CT 06880

(Address of Principal Executive Offices) (Zip Code)

(Registrant’s Telephone Number, including Area Code): (414) 765-5586

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

New Castle County

Wilmington, DE 19801

(Name and Address of Agent for Service)

Copies to:

Garrett Paolella

NEOS ETF Trust

13 Riverside Avenue

Westport, CT 06880

Bibb L. Strench, Esq.

Thompson Hine LLP

1919 M Street, N.W., Suite 700

Washington, D.C. 20036

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of Securities Being Registered: Shares of beneficial interest, no par value per share, in the following series of the Registrant: NEOS Nasdaq-100® Hedged Equity Income ETF.

The Registrant has registered an indefinite number of shares pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. No filing fee is required because of reliance on Section 24(f) of the Investment Company Act of 1940, as amended.

CONTENTS OF REGISTRATION STATEMENT

This Registration Statement is comprised of the following:

Part A – Combined Proxy Statement and Prospectus—as previously filed on March 29, 2024, and hereby incorporated by reference.

Part B – Statement of Additional Information—as previously filed on March 29, 2024, and hereby incorporated by reference.

Part C – Other Information—Filed herewith.

Signature Page

PART C: OTHER INFORMATION

Item 15. Indemnification

Pursuant to Article VI of the Agreement and Declaration of Trust (the “Declaration”), every person who is, or has been, a Trustee, officer, or employee of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (“Covered Person”), shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof. No indemnification shall be provided under the Declaration to a Covered Person to the extent such indemnification is prohibited by applicable federal law.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16. Exhibits

(1)	Certificate of Trust dated February 1, 2021, as filed with the State of Delaware on February 1, 2021, for NEOS ETF Trust (the “Registrant” or “Trust”)

(1)(b)	Agreement and Declaration of Trust of the Registrant is incorporated by reference to the Registrant’s Registrant Statement filed September 26, 2023.

(2)	By-Laws of the Registrant is incorporated by reference to the Registrant’s Registrant Statement filed September 26, 2023.

(3)	Not Applicable

(4)	Agreement and Plan of Reorganization is incorporated by reference to the N-14/A filed on March 29, 2024.

(5)(a)	Portions of the Declaration relating to shareholders’ rights are incorporated by reference to the Registrant’s Registration Statement filed September 26, 2023.

(5)(b)	Portions of the By-Laws relating to shareholders’ rights are incorporated by reference to the Registrant’s Registration Statement filed September 26, 2023.

(6)	Form Investment Advisory Agreement between the Registrant and NEOS Investment Management, LLC (the “Adviser”) is incorporated by reference to the N-14/A filed on March 29, 2024.

(7)	Distribution Agreement between the Registrant and Foreside Fund Services, LLC is incorporated by reference to the Registrant’s Registration Statement filed June 30, 2021.

(8)	Not Applicable.

(9)	Custody Agreement between Registrant and U.S. Bank, N.A. is incorporated by reference to the Registrant’s Registration Statement filed June 30, 2021.

(10)	Not Applicable.

(11)	Opinion and Consent of Thompson Hine LLP as to the legality of the securities being registered is incorporated by reference to the N-14 filed on February 9, 2024.

(12)	Form of Opinion and Consent of Thompson Hine LLP as to as to tax matters is incorporated by reference to the N-14/A filed on March 29, 2024.

(13)(a)	ETF Fund Accounting Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC is incorporated by reference to the Registrant’s Registration Statement filed June 30, 2021.

(13)(b)	Fund Administration Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC is incorporated by reference to the Registrant’s Registration Statement filed June 30, 2021.

(13)(c)	Transfer Agent Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC is incorporated by reference to the Registrant’s Registration Statement filed June 30, 2021.

(14)	Consent of Independent Registered Public Accounting Firm is incorporated by reference to the N-14/A filed on March 29, 2024.

(15)	Not Applicable.

(16)	Powers of Attorney incorporated by reference to the N-14/A filed on March 29, 2024.

(17)	Proxy Card incorporated by reference to the N-14/A filed on March 29, 2024.

SIGNATURES

As required by the Securities Act of 1933, as amended, this registration statement has been signed on behalf of the Registrant, in the City of Westport, and State of Connecticut, on the 1st day of April 2024.

NEOS ETF Trust

By:	/s/ Garrett Paolella
Name:	Garrett Paolella
Title:	Chairman, President, Principal Executive Officer, and Trustee

As required by the Securities Act of 1933, this registration statement has been signed below by the following person in the capacities and on the date indicated.

Signature	Title	Date

/s/ Garrett Paolella
Garrett Paolella	Chairman, President, Principal Executive Officer, and Trustee	April 1, 2024

*
Sharon Cheever	Trustee	April 1, 2024

*
Richard Keary	Trustee	April 1, 2024

*
John Jacobs	Trustee	April 1, 2024

*
Robert Sherry	Trustee	April 1, 2024

/s/ Troy Cates
Troy Cates	Trustee and Vice Chairman	April 1, 2024

/s/ Josh Hunter
Josh Hunter	Treasurer and Principal Financial Officer	April 1, 2024

*By:	/s/ Garrett Paolella
Garrett Paolella

* Attorney-in-Fact – Signed pursuant to a Power of Attorney filed with the N-14/A on March 29, 2024.